GUIDESTONE FUNDS

Supplement dated November 9, 2018

to

Statement of Additional Information (“SAI”) dated May 1, 2018

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

CHANGE OF LEGAL COUNSEL TO GUIDESTONE FUNDS

Under the heading “Other Service Providers”, the paragraph disclosing “Legal Counsel”, on page 109, is deleted in its entirety and replaced with the following:

Legal Counsel. The law firm of Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W., Suite 500, Washington, DC 20036, serves as counsel to the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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